Income Taxes Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
U.S.—Federal	$ 0	$ 0
U.S.—State	(264)	(179)
Foreign	(80)	0
Deferred:
U.S.—Federal	(14)	(14)
U.S.—State	(177)	193
Foreign	80	0
Total	$ (455)	$ 0